Commitments and Contingencies	7 Months Ended
Dec. 31, 2022
Prairie Operating Co LLC [Member]
Commitments and Contingencies

Note 4 – Commitments and Contingencies

The Company reimbursed members and others for reasonable, documented and customary out-of-pocket expenses incurred in connection with services provided related to the Company’s formation, the Merger and the Exok Acquisition (see Notes 1 and 6) upon closing. As of December 31, 2022, such expenses were approximately $10,000 and were not included in the financial statements.